[LETTERHEAD]

August 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”)
(1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)

Dear Sir or Madam:

          On behalf of the Trust, we are filing today, via the EDGAR system, Post-Effective Amendment No. 93, under the Securities Act of 1933, as amended (“Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from Post-Effective Amendment No. 92 filed with the commission on June 14, 2010 (Accession Number: 0000930413-10-003443).

          The Amendment outlines details of certain changes to an existing series of the Trust, Transamerica Convertible Securities VP. These changes include a new sub-adviser, a new investment objective, new investment strategies and risks, as well as a change of the fund’s name to Transamerica AllianceBernstein Dynamic Allocation VP. This Amendment relates only to Transamerica AllianceBernstein Dynamic Allocation VP.

          We hereby represent that Post-Effective Amendment No. 93 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. No fees are required in connection with this filing.

          Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan
Assistant Secretary